Details of Net fees and commission income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees and commission income:
Credit placement fees	₩ 59,133	₩ 74,352	₩ 74,769
Commission received as electronic charge receipt	142,755	137,213	136,991
Brokerage fees	373,108	333,722	410,682
Commission received as agency	129,460	131,026	167,137
Investment banking fees	66,191	66,150	79,840
Commission received in foreign exchange activities	197,705	182,975	162,989
Asset management fees	190,802	115,574	86,144
Credit card fees	2,369,745	2,343,255	2,351,140
Others	516,056	419,329	426,837
Fees and commission income	4,044,955	3,803,596	3,896,529
Fees and commission expense:
Credit-related fee	(35,665)	(32,401)	(43,337)
Credit card fees	(1,988,826)	(1,899,339)	(1,848,510)
Others	(309,510)	(306,317)	(383,703)
Fees and commission expense	(2,334,001)	(2,238,057)	(2,275,550)
Net fees and commission income	₩ 1,710,954	₩ 1,565,539	₩ 1,620,979